Interest Rate Derivatives - Effect on Accumulated Other Comprehensive Loss (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019
Derivative [Roll Forward]
Beginning balance	[1]	$ (82,190)
Ending balance		(37,204)		$ (82,190)	[1]
Total GCM Grosvenor Inc. deficit / partners' and member's deficit		(21,465)		(29,342)	[1]
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest
Derivative [Roll Forward]
Beginning balance		(11,163)	$ (6,933)	(6,933)		$ (412)
Amount of loss recognized in other comprehensive income (loss)		2,559	(7,723)	(9,110)		(6,688)
Amount reclassified from accumulated other comprehensive loss to interest expense		1,120	446	4,230		167
Ending balance		(7,484)	(13,560)	(11,163)		(6,933)
Less: Loss attributable to noncontrolling interests in GCMH		(5,894)	0	(8,743)		0
Total GCM Grosvenor Inc. deficit / partners' and member's deficit		(1,590)	(13,560)	(2,420)		(6,933)
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Cumulative Effect, Period of Adoption, Adjustment
Derivative [Roll Forward]
Beginning balance		$ 0	$ 650	650		0
Ending balance				$ 0		$ 650

[1]	For discussion on the restatement adjustments, see Note 4.